INVENTORIES - Additional Information (Detail) - USD ($) $ in Millions	Jan. 03, 2015	Dec. 28, 2013
Inventory Disclosure [Abstract]
Net inventory amount valued at lower of LIFO cost or market	$ 600.4	$ 440.2
Increase in inventories if LIFO method had not been used	$ 34.9	$ 40.9